Expense Example - Investor A1 - BlackRock Short-Term Municipal Fund - Investor A1 Shares	Oct. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 636